Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Leo Holdings Corp. II
Entity Central Index Key	0001824153
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Albany Financial Center, South Ocean Blvd
Entity Address, Address Line Two	Suite #507
Entity Address, City or Town	Nassau
Entity Tax Identification Number	98-1574497
City Area Code	310
Local Phone Number	800-1000
Amendment Description	AMENDMENT NO. 3
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2355 Westwood Blvd # 422
Entity Address, City or Town	Los Angeles
Entity Address, Postal Zip Code	90064
City Area Code	310
Local Phone Number	800-1000
Contact Personnel Name	c/o Lion Capital (Americas) Inc.
Entity Address, State or Province	CA